New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

732-589-6335

E-Mail: mary_najem@newyorklife.com

www.newyorklife.com

Mary E. Najem

Assistant General Counsel

VIA EDGAR

May 3, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account – I
File No. 333-79309

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 33 on Form N-6 that was filed by the Registrant on April 7, 2022 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 7, 2022.

If you have any questions regarding the foregoing, please contact the undersigned at 732-589-6335.

Very truly yours,

/s/ Mary E. Najem

Mary E. Najem

Assistant General Counsel